Commitments - Additional Information (Detail)				2 Months Ended	3 Months Ended	11 Months Ended
	Feb. 16, 2021 USD ($) Trading_Days $ / shares shares	Sep. 30, 2020 USD ($)	Jul. 16, 2020 USD ($)	Mar. 03, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 13, 2020
Percentage of holders entitled to make demands							20.00%
Underwriting fee, per unit | $ / shares					$ 0.35	$ 0.35
Deferred underwriting fees | $			$ 25,357,500		$ 25,357,500	$ 25,357,500
Deferred compensation expense for services rendered | $					$ 450,000
Issue of common stocks, Initial public offering						72,450,000
Proceeds from sale of Units, net of underwriting discounts paid | $						$ 710,010,000
Subsequent Event
Deferred compensation expense for services rendered | $				$ 450,000
Acquisition Support Agreement
Deferred compensation expense for services rendered | $		$ 215,000
Deferred interest rate on fees		8.00%
Merger Agreement
Business acquisition, equity interest issued or issuable, number of shares	78,213,000
Merger Agreement | Subsequent Event
Business acquisition, equity interest issued or issuable, number of shares	78,213,000
Earnout Consideration | Merger Agreement
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000
Earnout Consideration | Merger Agreement | Subsequent Event
Business Acquisition, Equity Interest Issued or Issuable, Additional Number of Shares	25,000,000
Subscription Agreements | Investor
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Subscription Agreements | Investor | Subsequent Event
Issue of common stocks, Initial public offering	20,000,000
Proceeds from sale of Units, net of underwriting discounts paid | $	$ 200,000,000
Sponsor Letter Agreement | Class B ordinary shares
Shares subject to vesting and forfeiture provisions	4,500,000
Sponsor Letter Agreement | Class B ordinary shares | Subsequent Event
Shares subject to vesting and forfeiture provisions	4,500,000
Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement
Share Transfer Restrictions, Lock In Period	365 days
Share transfer restrictions, trigger price per share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share transfer restrictions, threshold trading days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days
Share Price Greater Than Or Equals To Dollar Twelve | Lockup Agreement | Subsequent Event
Share Transfer Restrictions, Lock In Period	365 days
Share transfer restrictions, trigger price per share | $ / shares	$ 12.00
Share Transfer Restrictions, Threshold Consecutive Trading Days | Trading_Days	20
Share transfer restrictions, threshold trading days | Trading_Days	30
Share Transfer Restrictions, Threshold Number Of Days After Closing Of Business Combination	150 days